Debt and Other Liabilities - Summary of Ordinary Shares Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Ordinary Shares Payable	$ 10,660,000	$ 1,206,609
Techouts Inc. [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	8,660,000
Smartpay and Truther Acquisition [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	$ 2,000,000
Rights Issue [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable		$ 1,206,609